Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016

Machinery and equipment	$234,706	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	97,451
Leasehold improvements	7,000	7,000
	351,605	348,405
Less: accumulated depreciation and amortization	(196,580)	(143,469)
Property and equipment, net	$155,025	$204,936

Property and equipment consists of the following at December 31, 2016 and 2015:

	2016	2015

Machinery and equipment	$231,506	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	89,266
Leasehold improvements	7,000	7,000
	348,405	340,220
Less: accumulated depreciation and amortization	(143,469)	(72,519)
Property and equipment, net	$204,936	$267,701